Taxation - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Prepayment and other investments	¥ 901	¥ 191
Deferred revenue	(27)
Total deferred tax assets	123	105
Net deferred tax assets	123	105
Total deferred tax liabilities	354	304
Net deferred liabilities	354	304
Temporary Differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Prepayment and other investments	39	6
Deferred revenue	30	24
Accruals	40	45
Deemed distribution	19	25
Others	3	6
Total deferred tax assets	131	106
Set-off of deferred tax liabilities pursuant to set-off provisions	(8)	(1)
Net deferred tax assets	123	105
Intangible assets acquired in business combinations	362	298
Others		7
Total deferred tax liabilities	362	305
Net deferred liabilities	¥ 354	¥ 304